COMMITMENTS- Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Contingent Liabilities And Contingent Assets [Line Items]
Surety bonds	$ 132,800
Restricted cash and cash equivalents	44,488	$ 32,902
Ruby Hill, Nevada
Contingent Liabilities And Contingent Assets [Line Items]
Surety bonds	87,000
Restricted cash and cash equivalents	4,245	4,604
Lone Tree, Nevada
Contingent Liabilities And Contingent Assets [Line Items]
Surety bonds	27,000
Restricted cash and cash equivalents	$ 40,243	$ 25,877